Share-based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares								6 Months Ended
	May 29, 2021	Mar. 04, 2021	May 29, 2020	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)								297,136
Service Period One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	95,583	56,957	78,510		59,237
Service Period	1 year	1 year	1 year		1 year
Grant Price (in dollars per share)	$ 4.31	$ 4.28	$ 5.84		$ 7.47
Service Period Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)							176,659
Service Period							2 years
Grant Price (in dollars per share)							$ 4.64
Service Period Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)		144,596		94,105		86,210
Service Period		3 years		3 years		3 years
Grant Price (in dollars per share)		$ 4.28		$ 5.25		$ 5.10